Shareholder Report, Average Annual Return (Details)		6 Months Ended		12 Months Ended		17 Months Ended		60 Months Ended		120 Months Ended
		Jun. 30, 2026		Jun. 30, 2026		Jun. 30, 2026		Jun. 30, 2026		Jun. 30, 2026
C000025781 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		3.50%	[1]	11.71%				8.07%		14.15%
C000025780 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		3.63%	[2]	11.99%				8.34%		14.44%
C000025784 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		24.56%	[3]	36.07%				9.07%		12.60%
C000168875 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service 2 Class Shares
Average Annual Return, Percent		24.35%	[4]	35.59%				8.69%		12.22%
C000025785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		24.41%	[5]	35.73%				8.79%		12.32%
C000025789 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		14.86%	[6]	23.09%				12.03%		11.35%
C000025788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		15.00%	[7]	23.40%				12.31%		11.62%
C000025790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		5.64%	[8]	9.27%				11.24%		17.29%
C000025791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		5.51%	[9]	9.00%				10.96%		17.00%
C000025795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		18.49%	[10]	28.66%				5.25%		8.68%
C000025794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		18.64%	[11]	28.98%				5.52%		8.95%
C000025802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		8.23%	[12]	16.39%				10.79%		13.34%
C000025803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		8.09%	[13]	16.10%				10.51%		13.05%
C000025805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		5.02%	[14]	11.76%				5.87%		7.06%
C000025804 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		5.15%	[15]	12.04%				6.14%		7.33%
C000025806 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		1.14%	[16]	3.63%				5.17%		4.73%
C000025807 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		1.01%	[17]	3.37%				4.90%		4.46%
C000025809 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		6.21%	[18]	11.75%				4.01%		5.50%
C000025808 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		6.34%	[19]	12.03%				4.27%		5.77%
C000025810 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		13.20%	[20]	22.95%				8.06%		10.74%
C000025811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		13.06%	[21]	22.65%				7.79%		10.47%
C000025813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		8.31%	[22]	15.12%				5.53%		7.31%
C000025812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		8.44%	[23]	15.41%				5.80%		7.58%
C000025814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		10.88%	[24]	19.46%				7.31%		9.39%
C000025815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		10.74%	[25]	19.16%				7.05%		9.12%
C000025817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		10.01%	[26]	21.87%				12.98%		15.04%
C000025816 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		10.14%	[27]	22.18%				13.27%		15.33%
C000025818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		14.20%	[28]	22.37%				7.92%		8.14%
C000025819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		14.06%	[29]	22.07%				7.65%		7.87%
C000025821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		0.55%	[30]	3.54%				(0.51%)		1.20%
C000025820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		0.67%	[31]	3.80%				(0.26%)		1.45%
C000025822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		0.81%	[32]	4.32%				0.47%		1.13%
C000025823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		0.68%	[33]	4.05%				0.22%		0.88%
C000025824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		1.70%	[34]	3.70%				3.36%		2.06%
C000025826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		1.83%	[35]	4.88%				3.97%		5.47%
C000025827 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		1.70%	[36]	4.61%				3.71%		5.20%
C000025829 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		6.34%	[37]	9.69%				(0.50%)		5.88%
C000025828 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		6.47%	[38]	9.96%				(0.25%)		6.15%
C000099347 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		1.83%	[39]	5.33%				4.02%		4.26%
C000099348 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		1.71%	[40]	5.07%				3.77%		4.00%
C000104622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		30.48%	[41]	56.29%				5.98%		9.86%
C000104621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		30.64%	[42]	56.68%				6.25%		10.13%
C000104623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		22.23%	[43]	30.06%				3.92%		11.23%
C000104624 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		22.08%	[44]	29.74%				3.67%		10.95%
C000104625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		14.68%	[45]	33.29%				15.24%		9.62%
C000104627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		4.09%	[46]	11.00%				7.65%		10.67%
C000104628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		3.96%	[47]	10.72%				7.38%		10.39%
C000104629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		7.15%	[48]	14.73%				13.13%		9.91%
C000104630 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		7.28%	[49]	15.02%				13.42%		10.18%
C000104631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		7.53%	[50]	16.75%				11.80%		11.98%
C000104632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		7.40%	[51]	16.46%				11.52%		11.70%
C000104634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		0.99%	[52]	3.45%				1.00%		2.56%
C000104633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		1.11%	[53]	3.71%				1.26%		2.82%
C000154685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		9.51%	[54]	14.52%				7.25%		2.88%
C000154686 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		9.38%	[55]	14.23%				6.98%		2.62%
C000166827 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		25.80%	[56]	43.26%				7.26%		9.34%
C000166826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		25.95%	[57]	43.62%				7.53%		9.62%
C000204554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		9.19%	[58]	14.77%				4.50%		3.28%
C000204555 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		9.05%	[59]	14.48%				4.24%		3.02%
C000255923 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		6.53%	[60]	14.38%		12.25%
C000255924 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		6.66%	[61]	14.67%		12.53%
C000255926 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		6.16%	[62]	14.16%		11.32%
C000255925 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		6.03%	[63]	13.88%		11.05%
C000255927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class Shares
Average Annual Return, Percent		36.37%	[64]	54.71%		42.51%
C000255928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class Shares
Average Annual Return, Percent		36.54%	[65]	55.10%		42.87%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000®Index
Average Annual Return, Percent		10.86%	[23],[66],[67],[68]	22.81%	[66],[67],[68]	18.14%	[69]	12.30%	[66],[67],[68]	15.06%	[66],[67],[68]
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[70],[71],[72],[73],[74],[75],[76],[77]	0.62%	[31]	3.79%				0.08%		1.54%
ICE BofA U S Convertible Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Convertible Index
Average Annual Return, Percent	[78]	21.12%	[3]	34.12%				7.71%		13.15%
Morningstar Convertibles Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Convertibles Category Average
Average Annual Return, Percent	[79]	18.31%	[3]	29.56%				6.33%		11.50%
U S Equity Yield Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Equity Yield Composite Index
Average Annual Return, Percent	[80]	7.75%	[7]	12.22%				7.74%		9.23%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500®Index
Average Annual Return, Percent		10.21%	[23],[81],[82],[83]	22.33%	[81],[82],[83]	18.46%	[84]	13.41%	[81],[82],[83]	15.51%	[81],[82],[83]
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000®Index
Average Annual Return, Percent	[85]	10.32%	[12]	22.01%				12.66%		15.29%
Morningstar Large Blend Category Average C000025802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Category Average
Average Annual Return, Percent	[86]	9.74%	[12]	20.23%				11.51%		14.04%
Morningstar Large Blend Category Average C000025803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Category Average
Average Annual Return, Percent	[87]	9.74%	[13]	20.23%				11.51%		14.04%
Morningstar Moderate Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Allocation Category Average
Average Annual Return, Percent	[88],[89]	6.91%	[15]	14.28%				6.74%		8.64%
Balanced Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Balanced Composite Index
Average Annual Return, Percent	[90]	9.76%	[15]	17.07%				7.30%		7.88%
Bloomberg U S Intermediate Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent	[91]	0.40%	[15]	3.13%				1.22%		1.92%
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	[92]	1.31%	[16]	4.36%				6.01%		5.50%
Morningstar Bank Loan Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Bank Loan Category Average
Average Annual Return, Percent	[93]	1.36%	[16]	4.11%				5.11%		4.53%
Morningstar Global Moderately Conservative Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Moderately Conservative Allocation Category Average
Average Annual Return, Percent	[94]	5.96%	[19]	12.32%				4.31%		5.68%
Conservative Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Allocation Composite Index
Average Annual Return, Percent	[95]	4.48%	[19]	10.89%				5.03%		6.63%
Equity Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equity Allocation Composite Index
Average Annual Return, Percent	[96]	10.11%	[20]	21.93%				12.41%		14.10%
Morningstar Global Aggressive Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Aggressive Allocation Category Average
Average Annual Return, Percent	[97]	10.84%	[20]	20.47%				8.53%		11.04%
Morningstar Global Moderate Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Moderate Allocation Category Average
Average Annual Return, Percent	[98]	8.07%	[23]	16.58%	[99]			6.47%	[99]	7.55%	[99]
Moderate Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderate Allocation Composite Index
Average Annual Return, Percent	[100]	6.38%	[23]	14.52%				7.49%		9.15%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index (Net)
Average Annual Return, Percent	[101],[102]	9.44%	[23]	20.23%				9.05%		9.66%
Morningstar Global Moderately Aggressive Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Moderately Aggressive Allocation Category Average
Average Annual Return, Percent	[103]	10.12%	[24]	19.63%				8.02%		9.51%
Morningstar Large Blend Category Average C000025817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Category Average
Average Annual Return, Percent	[104]	9.74%	[26]	20.23%				11.51%		14.04%
Morningstar Large Blend Category Average C000025816 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[105]	9.74%	[27]	20.23%				11.51%		14.04%
Morningstar Large Blend Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Category Average
Average Annual Return, Percent		9.74%	[50],[106]	21.21%	[106]	15.92%	[107]	10.48%	[106]	11.47%	[106]
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent	[108],[109],[110]	9.69%	[54]	21.34%				11.47%		13.14%
Blended Benchmark Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index
Average Annual Return, Percent	[111]	6.13%	[28]	14.18%				6.96%		8.60%
Morningstar Global Moderate Allocation Category Average C000025818 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[28],[99]	(1.07%)
Morningstar Global Moderate Allocation Category Average C000025819 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[29],[112]	(1.07%)
Morningstar Intermediate Core Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Intermediate Core Bond Category Average
Average Annual Return, Percent	[113]	0.69%	[31]	3.77%				0.08%		1.57%
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 5-10 Year Taxable Municipal Bond Index
Average Annual Return, Percent	[114]	0.60%	[32]	4.53%				1.09%		2.54%
Morningstar Prime Money Market Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Prime Money Market Category Average
Average Annual Return, Percent	[115]	1.65%	[34]	3.64%				3.34%		2.16%
Average Lipper Variable Products U S Government Money Market Portfolio [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Average Lipper Variable Products U.S. Government Money Market Portfolio
Average Annual Return, Percent	[116]	1.62%	[34]	3.55%				3.24%		1.99%
ICE BofA U S High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	[117]	1.89%	[35]	5.74%				4.13%		5.69%
Morningstar High Yield Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Bond Category Average
Average Annual Return, Percent	[118]	1.96%	[35]	5.70%				3.89%		5.12%
Morningstar Multisector Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Multisector Bond Category Average
Average Annual Return, Percent	[119]	0.99%	[39]	5.31%				2.75%		3.77%
Morningstar Diversified Emerging Markets Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Diversified Emerging Markets Category Average
Average Annual Return, Percent	[120]	24.19%	[42]	41.91%				6.65%		9.33%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	[121]	23.85%	[42]	43.51%				7.20%		10.07%
Morningstar Natural Resources Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Natural Resources Category Average
Average Annual Return, Percent	[122]	9.25%	[45]	37.66%				9.09%		10.57%
S And P Global Natural Resources Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Average Annual Return, Percent	[123]	9.71%	[45]	28.41%				9.35%		10.38%
Janus Balanced Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Janus Balanced Composite Index
Average Annual Return, Percent	[124]	6.45%	[46]	14.76%				7.72%		9.43%
Morningstar Utilities Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Utilities Category Average
Average Annual Return, Percent	[125]	9.81%	[49]	16.75%				10.82%		8.75%
MSCI USA IMI Utilities 25 50 Index Gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI Utilities 25/50 Index (Gross)
Average Annual Return, Percent	[126]	7.33%	[49]	14.11%				10.58%		8.95%
Morningstar Inflation Protected Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Inflation-Protected Bond Category Average
Average Annual Return, Percent	[127]	0.98%	[53]	3.03%				0.27%		2.17%
Bloomberg U S TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent	[128]	1.15%	[53]	3.42%				1.01%		2.58%
FTSE Global Core Infrastructure 50 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Global Core Infrastructure 50/50 Index (Net)
Average Annual Return, Percent	[129]	10.66%	[54]	15.78%				7.65%		7.47%
Morningstar Infrastructure Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Infrastructure Category Average
Average Annual Return, Percent	[130]	14.08%	[54]	19.14%				9.12%		8.38%
Morningstar Small Blend Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Small Blend Category Average
Average Annual Return, Percent	[131]	21.59%	[57]	33.88%				8.03%		11.34%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000®Index
Average Annual Return, Percent	[132]	22.57%	[57]	40.78%				6.98%		11.62%
S And P Balanced Equity and Bond Conservative Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Balanced Equity and Bond - Conservative Index
Average Annual Return, Percent	[133]	2.56%	[58]	7.54%				2.53%		4.32%
Barclay Hedge Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barclay Hedge Fund Index
Average Annual Return, Percent	[134]	6.92%	[58]	14.56%				6.04%		7.06%
NYLIM Hedge Multi Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLIM Hedge Multi-Strategy Index
Average Annual Return, Percent	[135]	9.71%	[58]	15.86%				5.35%		4.67%
Morningstar Multistrategy Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Multistrategy Category Average
Average Annual Return, Percent	[136]	3.74%	[58]	9.22%				5.36%		3.72%
Morningstar Large Blend Category Average C000255923 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[137]	9.74%	[60]	20.23%
Morningstar Large Blend Category Average C000255924 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[107]	9.74%	[61]	20.23%
Morningstar Large Blend Category Average C000255926 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[138]	9.74%	[62]	20.23%
Morningstar Large Blend Category Average C000255925 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[139]	9.74%	[63]	20.23%
Morningstar Technology Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Technology Category Average
Average Annual Return, Percent	[140]	34.17%	[65]	51.42%		37.56%
NYSE Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYSE® Technology Index
Average Annual Return, Percent	[141]	41.00%	[65]	65.87%		54.37%
Morningstar Large Growth Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Category Average
Average Annual Return, Percent	[142]	9.00%	[2]	18.29%				10.51%		16.40%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent	[143]	5.33%	[2]	17.71%				13.71%		18.58%
Morningstar Large Value Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Category Average
Average Annual Return, Percent	[144]	11.30%	[7]	21.21%				10.48%		11.47%
Morningstar Mid Cap Blend Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Blend Category Average
Average Annual Return, Percent	[145]	15.88%	[11]	23.75%				8.80%		11.52%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400®Index
Average Annual Return, Percent	[146]	17.34%	[11]	25.89%				9.07%		11.65%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap®Index
Average Annual Return, Percent	[147]	15.30%	[11]	21.63%				8.50%		12.00%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent	[148]	16.23%	[15]	27.09%				11.17%		11.52%
Growth Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Allocation Composite Index
Average Annual Return, Percent	[149]	8.25%	[24]	18.20%				9.95%		11.64%
Morningstar Foreign Large Growth Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Growth Category Average
Average Annual Return, Percent	[150]	10.18%	[38]	14.02%				4.14%		8.98%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent	[151]	22.18%	[43]	38.74%				5.57%		11.97%
Morningstar Small Growth Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Category Average
Average Annual Return, Percent	[152]	21.77%	[43]	33.31%				4.65%		12.46%

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[66]	The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[67]	The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[68]	The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[69]	The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[70]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[71]	The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[72]	The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[73]	The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[74]	The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[75]	The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[76]	The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[77]	The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[78]	The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.
[79]	The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[80]	The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).
[81]	The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
[82]	The S&P 500® Index is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[83]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[84]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[85]	The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.
[86]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[87]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[88]	The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[89]	The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[90]	The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.
[91]	The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.
[92]	The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.
[93]	The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[94]	The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[95]	The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.
[96]	The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.
[97]	The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[98]	The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[99]	Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[100]	The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.
[101]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.
[102]	The Portfolio has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and it is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[103]	The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[104]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[105]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[106]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[107]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[108]	The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[109]	The Portfolio has selected the MSCI World Index (Net), to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[110]	The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[111]	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
[112]	Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[113]	The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[114]	The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.
[115]	The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[116]	The Average Lipper Variable Products U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.
[117]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
[118]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[119]	The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[120]	The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[121]	The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
[122]	The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[123]	The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.
[124]	The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
[125]	The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[126]	The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.
[127]	The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[128]	The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.
[129]	The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.
[130]	The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[131]	The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[132]	The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
[133]	The S&P Balanced Equity and Bond - Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).
[134]	The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.
[135]	The NYLIM Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.
[136]	The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[137]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[138]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[139]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[140]	The Morningstar Technology Category Average is representative of funds that buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks, and some concentrate on a single technology industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[141]	The NYSE® Technology Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is an equal-dollar weighted Index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies.
[142]	The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[143]	The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[144]	The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[145]	The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[146]	The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.
[147]	The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.
[148]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[149]	The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.
[150]	The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[151]	The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[152]	The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.